Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Provisions

	June 30, 2022 £’000	December 31, 2021 £’000
Provision for deferred cash consideration	4,334	4,123

Total	4,334	4,123

Current	2,945	2,803
Non-current	1,389	1,320